Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reports the compensation of our principal executive officer (PEO) and the average compensation of the other named executive officers
(Non-PEO
NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. The Compensation Committee does not utilize “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the “Compensation Discussion and Analysis” section of this proxy statement.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table (“SCT”) Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average SCT Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income	Constant Currency Revenue (6)
2023	$9,039,947	$9,264,413	$2,329,579	$2,391,116	$67.48	$123.08	$357,572,000	$2,959,800,000
2022	$8,190,461	$5,009,855	$2,047,296	$1,419,844	$67.16	$112.36	$363,139,000	$2,842,500,000
2021	$8,673,634	$4,238,150	$2,074,095	$1,231,022	$87.92	$142.45	$485,374,000	$2,811,700,000
2020	$6,328,349	$4,827,257	$1,603,056	$1,215,470	$109.75	$118.81	$335,324,000	$2,519,600,000

(1)	Liam J. Kelly was our principal executive officer in each of 2023, 2022, 2021 and 2020.

(2)	The amounts set forth in this column were calculated by making the following adjustments to the amounts set forth in the “Summary Compensation Table (“SCT”) Total for PEO” column:

	2023	2022	2021	2020
Deductions for amounts reported under the “Stock Awards” column of the SCT	$2,835,227	$2,683,159	$2,664,264	1,975,833
Deductions for amounts reported under the “Option Awards” column of the SCT	$3,575,961	$3,502,779	$3,000,606	2,343,414
Increase for fair value of awards granted during year that remain outstanding and unvested as of year end	$7,099,876	$4,247,471	$4,025,539	$5,248,152
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	$(172,668)	$(1,568,368)(a)	$(2,366,658)	$(1,025,440)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(291,552)	$326,230	$(429,495)	$(1,404,556)

(a)
In the Pay Versus Performance table included in our proxy statement for the 2023 Annual Meeting, this amount was shown as $(2,033,539) as result of a calculation error. The amount of Compensation Actually Paid to PEO for 2022 has been adjusted accordingly.

(3)
Our named executive officers, other than our principal executive officer, for (a) 2023 were Thomas E. Powell, Jay. K. White, Daniel V. Logue and James P. Winters; (b) 2022 and 2021 were Thomas E. Powell, Jay K. White, Cameron P. Hicks and James P. Winters; and (c) 2020 were Thomas E. Powell, James J. Leyden, Cameron P. Hicks and James P. Winters.

(4)	The amounts set forth in this column were calculated by making the following adjustments to the amounts set forth in the “Average SCT Total for Non-PEO NEOs” column:

	2023	2022	2021	2020
Deductions for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation” column of the SCT	$(2,348)	–	–	$3,306
Deductions for amounts reported under the “Stock Awards” column of the SCT	$605,853	$556,786	$481,872	$412,719
Deductions for amounts reported under the “Option Awards” column of the SCT	$764,020	$726,798	$542,719	$489,640
Increase for fair value of awards granted during year that remain outstanding and unvested as of year end	$1,517,025	$881,351	$728,082	$1,096,461
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	$(33,995)	$(289,943)(a)	$(468,507)	$(187,684)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(53,968)	$64,724	$(78,058)	$(390,698)

(a)
In the Pay Versus Performance table included in our proxy statement for the 2023 Annual
Meeting
, this amount was shown as $(362,564) as result of a calculation error. The amount of Average Compensation Actually Paid to
Non-PEO
NEOs for 2022 has been adjusted accordingly.

(5)
The peer group used to determine the total shareholder return values included in this column was the S&P 500 Healthcare Equipment & Supply Index. Total shareholder return (TSR) is cumulative for the measurement periods beginning on December 31, 2019, and ending on the last fiscal day in 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(6)	Constant Currency Revenue is the amount of our consolidated revenues for a given year, adjusted to eliminate the effect of foreign currency exchange rate fluctuations for such year.

Company Selected Measure Name	Constant Currency Revenue
Named Executive Officers, Footnote	Our named executive officers, other than our principal executive officer, for (a) 2023 were Thomas E. Powell, Jay. K. White, Daniel V. Logue and James P. Winters; (b) 2022 and 2021 were Thomas E. Powell, Jay K. White, Cameron P. Hicks and James P. Winters; and (c) 2020 were Thomas E. Powell, James J. Leyden, Cameron P. Hicks and James P. Winters.
Peer Group Issuers, Footnote	The peer group used to determine the total shareholder return values included in this column was the S&P 500 Healthcare Equipment & Supply Index. Total shareholder return (TSR) is cumulative for the measurement periods beginning on December 31, 2019, and ending on the last fiscal day in 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 9,039,947	$ 8,190,461	$ 8,673,634	$ 6,328,349
PEO Actually Paid Compensation Amount	$ 9,264,413	5,009,855	4,238,150	4,827,257
Adjustment To PEO Compensation, Footnote
(2)	The amounts set forth in this column were calculated by making the following adjustments to the amounts set forth in the “Summary Compensation Table (“SCT”) Total for PEO” column:

	2023	2022	2021	2020
Deductions for amounts reported under the “Stock Awards” column of the SCT	$2,835,227	$2,683,159	$2,664,264	1,975,833
Deductions for amounts reported under the “Option Awards” column of the SCT	$3,575,961	$3,502,779	$3,000,606	2,343,414
Increase for fair value of awards granted during year that remain outstanding and unvested as of year end	$7,099,876	$4,247,471	$4,025,539	$5,248,152
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	$(172,668)	$(1,568,368)(a)	$(2,366,658)	$(1,025,440)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(291,552)	$326,230	$(429,495)	$(1,404,556)

(a)
In the Pay Versus Performance table included in our proxy statement for the 2023 Annual Meeting, this amount was shown as $(2,033,539) as result of a calculation error. The amount of Compensation Actually Paid to PEO for 2022 has been adjusted accordingly.

Non-PEO NEO Average Total Compensation Amount	$ 2,329,579	2,047,296	2,074,095	1,603,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,391,116	1,419,844	1,231,022	1,215,470
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts set forth in this column were calculated by making the following adjustments to the amounts set forth in the “Average SCT Total for Non-PEO NEOs” column:

	2023	2022	2021	2020
Deductions for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation” column of the SCT	$(2,348)	–	–	$3,306
Deductions for amounts reported under the “Stock Awards” column of the SCT	$605,853	$556,786	$481,872	$412,719
Deductions for amounts reported under the “Option Awards” column of the SCT	$764,020	$726,798	$542,719	$489,640
Increase for fair value of awards granted during year that remain outstanding and unvested as of year end	$1,517,025	$881,351	$728,082	$1,096,461
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	$(33,995)	$(289,943)(a)	$(468,507)	$(187,684)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(53,968)	$64,724	$(78,058)	$(390,698)

(a)
In the Pay Versus Performance table included in our proxy statement for the 2023 Annual
Meeting
, this amount was shown as $(362,564) as result of a calculation error. The amount of Average Compensation Actually Paid to
Non-PEO
NEOs for 2022 has been adjusted accordingly.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures we use to link compensation actually paid to our Named Executives Officers, for the most recently completed fiscal year, to company performance are as follows:

•	Constant Currency Revenue

•	Adjusted Earnings Per Share

•	Adjusted Operating Cash Flow

Total Shareholder Return Amount	$ 67.48	67.16	87.92	109.75
Peer Group Total Shareholder Return Amount	123.08	112.36	142.45	118.81
Net Income (Loss)	$ 357,572,000	$ 363,139,000	$ 485,374,000	$ 335,324,000
Company Selected Measure Amount	2,959,800,000	2,842,500,000	2,811,700,000	2,519,600,000
PEO Name	Liam J. Kelly
Measure:: 1
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow
PEO | Deductions For Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,835,227	$ 2,683,159	$ 2,664,264	$ 1,975,833
PEO | Deductions For Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,575,961	3,502,779	3,000,606	2,343,414
PEO | Increase For Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,099,876	4,247,471	4,025,539	5,248,152
PEO | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,668)	(1,568,368)	(2,366,658)	(1,025,440)
PEO | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(291,552)	326,230	(429,495)	(1,404,556)
Non-PEO NEO | Deductions For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,348)	0	0	3,306
Non-PEO NEO | Deductions For Amounts Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,853	556,786	481,872	412,719
Non-PEO NEO | Deductions For Amounts Reported Under The Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	764,020	726,798	542,719	489,640
Non-PEO NEO | Increase For Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,517,025	881,351	728,082	1,096,461
Non-PEO NEO | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,995)	(289,943)	(468,507)	(187,684)
Non-PEO NEO | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (53,968)	$ 64,724	$ (78,058)	$ (390,698)